CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	$ 96,507	$ 27,787
Accounts receivable	3,213	3,428
Inventories	35,196	50,653
Prepaids and other	5,291	5,014
Total Current Assets	140,207	86,882
RESTRICTED CASH	6,545	6,505
MINING INTERESTS	270,640	254,058
DEFERRED TAX ASSETS	595	12,944
Total Assets	417,987	360,389
CURRENT LIABILITIES
Accounts payable and accrued liabilities	78,484	94,623
Current portion of rehabilitation provisions	7,665	6,566
Current portion of deferred revenue	14,316	17,894
Current portion of long term debt	27,482	15,864
Current portion of other liability	6,410	13,498
Total Current Liabilities	134,357	148,445
REHABILITATION PROVISIONS	58,560	64,146
DEFERRED REVENUE	105,632	92,062
LONG TERM DEBT	73,224	79,741
DERIVATIVE LIABILITY	4,177	10,963
OTHER LIABILITY	0	6,786
Total Liabilities	375,950	402,143
SHAREHOLDERS' EQUITY
CONTRIBUTED SURPLUS	37,258	35,284
DEFICIT	(831,283)	(794,180)
Shareholders' equity attributable to Golden Star shareholders	114,010	24,271
NON-CONTROLLING INTEREST	(71,973)	(66,025)
Total Equity/(Deficit)	42,037	(41,754)
Total Liabilities and Shareholders' Equity	417,987	360,389
First preferred shares, without par value, unlimited shares authorized. No shares issued and outstanding
SHAREHOLDERS' EQUITY
SHARE CAPITAL	0	0
Common shares, without par value, unlimited shares authorized
SHAREHOLDERS' EQUITY
SHARE CAPITAL	$ 908,035	$ 783,167